Key	Notes
No Highlight Column	Data supplied or calulated from data tape
Purple Highlight Column	Calculated Data, not supplied on data tape
Yellow Highlight Column	Data Integrity
Green Highlight Column or Cell	Collected Data, not supplied on data tape
Pink Highlight Cell	Data Differs, data disagrees with data tape

Abbreviation	Meaning
ADJ	Adjourned
AOE	Attachment of Earnings
ASU	Accident Sickness & Unemployment Insurance
AST	Assured Shorthold Tenancy Agreement
ATP	Arrangement to Pay
AVM	Auto Value Model
AVS	Assisted Voluntary Sale
BBR	Bank Base Rate
BGD	Builder Gifted Deposit
BKO	Bankruptcy
BTL	Buy to Let
CAB	Citizens Advice Bureau
CHD	Court Hearing Date
CMS/CMI	Contractual Monthly Subscription/Monthly Installment
CoT	Certificate of Title
CSA	Child Support Agency
D&T	Damp & Timber Report
DoC	Deed of Consent
DCP	Debit Card Payment
DDM	Direct Debit Mandate
DLA	Disability Living Allowance
DoP	Deed of Postponement
DPC	Damp Proof Course
DWP	Dept Work & Pensions
EMV	Estimated Market Value
EV	Estimated Value
FSV	Forced Sale Value
HML	Servicer
HMO	House in Multiple Occupation
I&E	Income & Expenditure
I/O	Interest Only
IBOCO	In breach of Court Order
IFA	Independent Financial Advice

JSA	Job Seekers Allowance
LBA	Letter before Action
LPA	Law of Property Act
LR	Land Registry
LTV	Loan to Value
LWD	Last Working Day
LWF	Living with Friends
LWR	Living with Relatives
NBO	Non borrower occupant
NHBC	National House Builders Certificate
OMV	Open Market Value
POA	Power of Attorney
PTP	Promise to Pay
PTY	Property
RFA	Reason for Arrears
RTB	Right to Buy
SMP	Statutory Maternity Payment
SPO	Suspended Possession Order
SSP	Statutory Sick Pay
SVR	Standard Variable Rate
TPP	Third Party Payment
UTD	Up to Date
VGD	Vendor Gifted Deposit
WEF	with effect from
WFTC	Working Family Tax Credit
WoP	Warrant of Possession
CTC	Child Tax Credits
DQ	Delinquency
EMP	Employer / Employment
ERC	Early Repayment Charge
FC	Field Counsellor
FID	First Instalment Default
FPD	First Payment Date
IBCO	In Breach of Court Order
NoD	Notice of Default
PCM	Per Calendar Month